Cash Flow Information	12 Months Ended
Jun. 30, 2026
Cash Flow Information [Abstract]
Cash Flow Information

Note 16. Cash Flow Information

(a) Reconciliation of cash flow from operations with loss after income tax

	30 June 2026 A$	30 June 2025 A$	30 June 2024 A$

Net Loss for the Year	(3,679,999)	(5,215,987)	(6,936,957)

Adjustments for
Depreciation expense	42,320	49,688	45,981
Expected credit losses	(23,498)	19,233	(11,687)
Finance costs	14,712	7,305	7,576
Finance income	(185,438)	(135,866)	(327,756)
Share of loss from associates	-	-	1,456,019
Leave provision expense	49,214	(25,452)	44,863
Share-based payment expenses	88,447	304,243	3,299
Unrealized net foreign currency gains	285,115	(12,183)	(76,771)
Change in operating assets and liabilities:
Add decrease / (increase) in trade and other receivables	516,285	(557,253)	(958,466)
Add decrease / (increase) in inventories	(534,447)	480,864	(194,279)
Add (increase) / decrease in other operating assets	192,269	(353,625)	71,353
Add decrease in financial assets	-	-	557,676
Add (decrease) / increase in trade and other payables	(24,700)	(606,417)	890,102
Add (decrease) / increase in other operating liabilities	-	(91,499)	(451,092)
Net Cash Flows Used In Operating Activities	(3,259,720)	(6,136,949)	(5,880,139)

(b) Non-cash financing and investing activities

See Note 17 for details regarding issues of options to employees.